Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from (used in) operating activities
Net loss	$ (144,412)	$ (667,196)
Items not affecting cash and cash equivalents
Amortization of intangible assets	138,824	88,432
Depreciation of property and equipment and lease right-of-use assets	11,938	12,559
Deferred income tax expense (recovery)	(8,143)	191
Share-based compensation expense	57,015	55,605
Unrealized foreign exchange gain	(967)	(290)
Goodwill impairment	0	556,440
(Increase)/decrease in operating assets and increase/(decrease) in operating liabilities
Trade and other receivables	4,837	8,913
Merchant cash advances	(12,273)	(31,933)
Inventories	(1,274)	1,880
Other assets	(1,796)	(20,903)
Accounts payable and accrued liabilities	10,551	(892)
Income taxes payable	(753)	(169)
Deferred revenue	9,334	1,503
Other long-term liabilities	828	(404)
Net interest income	(8,248)	(36,498)
Total operating activities	55,461	(32,762)
Cash flows from (used in) investing activities
Additions to property and equipment	(6,560)	(3,781)
Additions to intangible assets	(52,830)	(19,342)
Acquisition of business, net of cash acquired	(165)	(7,513)
Interest income	21,991	38,678
Total investing activities	(37,564)	8,042
Cash flows from (used in) financing activities
Proceeds from exercise of stock options, net of tax withholding for net share settlement	1,129	2,231
Shares repurchased and cancelled	(86,238)	(132,317)
Shares repurchased for settlement of non-treasury RSUs	(30,208)	0
Payment of lease liabilities	(8,343)	(8,410)
Financing costs	(88)	(180)
Total financing activities	(123,748)	(138,676)
Effect of foreign exchange rate changes on cash and cash equivalents	1,288	(237)
Net decrease in cash and cash equivalents during the year	(104,563)	(163,633)
Cash and cash equivalents – Beginning of year	558,469	722,102
Cash and cash equivalents – End of year	453,906	558,469
Income taxes paid	$ 5,038	$ 4,654